SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents
Cash and cash equivalents	$ 43,913	$ 49,968
Subsidiaries | United States
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	12.10%	33.00%
Cash and cash equivalents	$ 5,300	$ 16,500
Subsidiaries | China
Cash and Cash Equivalents
Cash and cash equivalents (as a percent)	39.20%	30.70%
Cash and cash equivalents	$ 17,200	$ 15,300